Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities:
Net loss for the period	$ (10,559)	$ (10,912)
Adjustments for non-cash items	(949)	(908)
Interest paid	(126)	(3)
Cash flow from operating activities before changes in working capital	(11,634)	(11,823)
Cash flow from changes in working capital:
Changes in net working capital	(1,742)	300
Net cash used in operating activities	(13,376)	(11,523)
Investing activities:
Investment in intangible assets		(60)
Purchase of property and equipment	(264)	(792)
Receipt of non-current financial assets - leasehold deposits	28	30
Net cash used in investing activities	(236)	(822)
Financing activities:
Proceeds from issuance of shares	28	27,900
Transaction costs related to issuance of shares	(221)	(2,605)
Proceeds from borrowings	7,849
Repayment of borrowings	(60)
Leasing installments	(158)	(78)
Net cash provided by financing activities	7,438	25,217
Net increase/ (decrease) in cash and cash equivalents	(6,174)	12,872
Cash and cash equivalents at January 1	32,166	5,834
Exchange rate adjustments on cash and cash equivalents	(740)	93
Cash and cash equivalents at June 30	$ 25,252	$ 18,799